Leases - Summary of Additional Information about Leasing Activities for Lessor Included in Consolidated Balance Sheet (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure Of Quantitative Information About Leases For Lessor [Line Items]
Current lease receivables	$ 3.8	₨ 289.2	₨ 238.6
Non-current lease receivables	56.8	4,307.0	1,269.0
Total lease receivables	$ 60.6	₨ 4,596.2	₨ 1,507.6